Long-Term Investments (Details) $ in Thousands, ¥ in Millions	Apr. 12, 2023 CNY (¥)	Aug. 15, 2016 CNY (¥)	Jun. 02, 2016 CNY (¥)	Mar. 31, 2024 USD ($)	Nov. 08, 2019
Long-Term Investments [Line Items]
Percentage of ownership transferred			10.00%
Equity Method Investment [Member]
Long-Term Investments [Line Items]
Percentage of equity interest		15.00%			70.00%
Beijing Tianyuebowen Science and Technology Co., Ltd [Member]
Long-Term Investments [Line Items]
Equity method investments			¥ 0.9	$ 120
Impairment of investments			¥ 0.9
Beijing Tianyuebowen Science and Technology Co., Ltd [Member] | Equity Method Investment [Member]
Long-Term Investments [Line Items]
Percentage of equity interest			10.00%
Zhongtai International Education Technology [Member]
Long-Term Investments [Line Items]
Equity method investments		¥ 1.0		140
Impairment of investments		¥ 1.0
Zhongtai International Education Technology [Member] | Equity Method Investment [Member]
Long-Term Investments [Line Items]
Percentage of equity interest		15.00%
Huafu IKE International Education Consultant (Beijing) Co., Ltd.[Member]
Long-Term Investments [Line Items]
Equity method investments | $				$ 140
Impairment of investments	¥ 1.0
Huafu IKE International Education Consultant (Beijing) Co., Ltd.[Member] | Equity Method Investment [Member]
Long-Term Investments [Line Items]
Percentage of equity interest	20.00%